CONSOLIDATED INCOME STATEMENTS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenue
Traffic revenue	¥ 121,873	¥ 109,693	¥ 107,099
Other operating revenue	5,933	5,288	4,553
Total operating revenue	127,806	114,981	111,652
Operating expenses
Flight operation expenses	62,978	51,461	50,412
Maintenance expenses	11,877	11,318	10,407
Aircraft and transportation service expenses	22,935	20,215	17,908
Promotion and selling expenses	6,881	6,304	6,976
General and administrative expenses	3,391	2,815	2,464
Depreciation and amortization	13,162	12,619	11,845
Impairment on property, plant and equipment	324	71	90
Others	1,550	1,401	1,390
Total operating expenses	123,098	106,204	101,492
Other net income	4,448	3,835	3,278
Operating profit	9,156	12,612	13,438
Interest income	89	89	253
Interest expense	(2,747)	(2,465)	(2,188)
Share of associates' results	431	509	460
Share of joint ventures' results	99	102	108
Exchange gain/(loss), net	1,801	(3,276)	(5,953)
Fair value movement of derivative financial instruments	(64)
Gain on deemed disposal of a subsidiary		90
Remeasurement of the originally held equity interests in a joint venture	109
Profit before income tax	8,874	7,661	6,118
Income tax	(1,976)	(1,763)	(1,300)
Profit for the year	6,898	5,898	4,818
Profit attributable to:
Equity shareholders of the Company	5,961	5,044	3,736
Non-controlling interests	937	854	1,082
Profit for the year	¥ 6,898	¥ 5,898	¥ 4,818
Earnings per share
Basic and diluted	¥ 0.60	¥ 0.51	¥ 0.38